Credit Risk - Disclosure of Scenario Weights Applied To Scenarios (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Upside One Scenario [member]
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	10.00%	5.00%
Base Case Scenario [Member]
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	50.00%	50.00%
Downside One Scenario [member]
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	10.00%	15.00%
Downside Two Scenario [Member]
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	10.00%	10.00%
Stubborn Inflation [Member]
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	20.00%	20.00%
Weighted average [member]
Disclosure of credit risk exposure [line items]
Probability weightings of scenarios, percentage	100.00%	100.00%